Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Accounts Payable and Accrued Expenses [Line Items]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	February 28, 2026	May 31, 2025
Outside services	$680,775	$220,411
Employee compensation	8,703	5,884
Other	10,364	5,563
Total	$699,842	$231,858

Accounts payable and accrued expenses consist of the following:

	May 31, 2025	May 31, 2024
Outside services	$220,411	$123,065
Employee compensation	5,884	12,285
Other	5,563	13,298
Total	$231,858	$148,648